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Allmerica Financial Life Insurance and Annuity Company
Office of the General Counsel
440 Lincoln Street, N-435
Worcester, MA  01653

VIA EDGAR

May 3, 2002

U.S. Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549

RE:    ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
       REGISTRATION STATEMENT FILED ON FORM S-6
       ----------------------------------------

       VEL ACCOUNT (VEL '87)  FILE NOS. 33-14672/811-5183
       VEL ACCOUNT (VEL '91)  FILE NOS. 33-90320/811-5183
       VEL ACCOUNT (VEL PLUS)  FILE NOS. 33-42687/811-5183

       VEL II ACCOUNT (VEL II ('93))  FILE NOS. 33-57792/811-7466
       VEL III ACCOUNT (ALLMERICA ESTATE OPTIMIZER)
        FILE NOS. 333-58385/811-8857
       GROUP VEL ACCOUNT (GROUP VEL)
        FILE NOS. 33-82658/811-8704
       INHEIRITAGE ACCOUNT (SELECT AND VARIABLE INHEIRITAGE)
        FILE NOS. 33-70948/811-8120
       SEPARATE ACCOUNT IMO (VUL 2001 SURVIVORSHIP)
        FILE NOS. 333-90995/811-09529
       ALLMERICA SELECT SEPARATE ACCOUNT II (SELECT LIFE II)
        FILE NOS. 33-83604/811-8746

Dear Sir/Madam:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectuses that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 855-4194.

                                          Very truly yours,

                                          /s/ Sheila B. St. Hilaire

                                          Sheila B. St. Hilaire
                                          Assistant Vice President & Counsel